Reconciliation of net cash flow from operating activities (Tables)	6 Months Ended
Sep. 30, 2025
Reconciliation of net cash flow from operating activities
Schedule of reconciliation of net cash flow from operating activities

	Six months ended 30 September
	2025	2024
	€ m	€ m
Profit for the financial period	1,052	1,205
Investment and other income	(1,085)	(566)
Financing costs	1,134	843
Income tax expense	1,061	900
Operating profit	2,162	2,382
Adjustments for:
Share-based payments and other non-cash charges	38	68
Depreciation and amortisation	5,960	5,238
Gain on disposal of property, plant and equipment and intangible assets	(154)	(1)
Share of results of equity accounted associates and joint ventures	(182)	40
Other income	(86)	(533)
Decrease/(increase) in inventory	8	(107)
Increase in trade and other receivables	(767)	(1,356)
Decrease in trade and other payables	(1,379)	(784)
Cash generated by operations	5,600	4,947
Taxation	(508)	(393)
Cashflows from discontinued operations	–	1,090
Inflow from operating activities	5,092	5,644